Share-Based Compensation - Recognized share-based compensation expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2018 CNY (¥) shares	Apr. 30, 2018 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized			¥ 3,613,043	$ 553,723	¥ 2,557,706		¥ 6,841,573
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized			32,291	4,949	23,835	¥ 3,488
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized			1,093,547	167,593	860,862	405,805
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized			966,985	148,197	786,641	6,296,186
General and administrative expenses | A company controlled by the Founder | Class B ordinary shares
Recognized share-based compensation expenses
The per share amount of share-based compensation expense | $ / shares		$ 0.000005
General and administrative expenses | A company controlled by the Founder | Class A ordinary shares
Recognized share-based compensation expenses
Share-based compensation expense recognized | ¥	¥ 5,953,717		0		0
Shares issued | shares	254,473,500
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized			¥ 1,520,220	$ 232,984	¥ 886,368	¥ 136,094